ALLIANCE MUNICIPAL TRUST

This is filed pursuant to Rule 497(e).
File Nos: 002-79807 and 811-03586

  Members Money Market Account,
 featuring Pershing Government
 Account, utilizes Alliance
 Government Reserves (the
 "Fund"). The Fund is a
 diversified, open-end
 investment company with
 investment objectives of
 safety, liquidity and income.
 This prospectus sets forth the
 information about the Fund that
 a prospective investor should
 know before investing. Please
 retain it for future reference.

  AN INVESTMENT IN THE FUND IS                                MEMBERS
 (I) NEITHER INSURED NOR GUARAN-
 TEED BY THE U.S. GOVERNMENT;
 (II) NOT A DEPOSIT OR OBLIGA-
 TION OF, OR GUARANTEED OR EN-                      Money
 DORSED BY, ANY BANK; AND (III)                     Market
 NOT FEDERALLY INSURED BY THE                       Accounts
 FEDERAL DEPOSIT INSURANCE COR-
 PORATION, THE FEDERAL RESERVE
 BOARD OR ANY OTHER AGENCY.
 THERE CAN BE NO ASSURANCE THAT
 THE fUND WILL BE ABLE TO MAIN-                     FEATURING
 TAIN A STABLE NET ASSET VALUE                      Pershing Government Account
 OF $1.00 PER SHARE.

  A "Statement of Additional In-
 formation," dated November 1,
 1996, which provides a further
 discussion of certain areas in
 this prospectus and other mat-
 ters which may be of interest
 to some investors, has been
 filed with the Securities and                      Prospectus November 1, 1996
 Exchange Commission and is in-
 corporated herein by reference.
 For a free copy, write Alliance
 Fund Services, Inc. at the ad-
 dress shown in this Prospectus.

  THESE SECURITIES HAVE NOT BEEN
 APPROVED OR DISAPPROVED BY THE
 SECURITIES AND EXCHANGE COMMIS-
 SION OR ANY STATE SECURITIES
 COMMISSION NOR HAS THE SECURI-
 TIES AND EXCHANGE COMMISSION OR
 ANY STATE SECURITIES COMMISSION
 PASSED UPON THE ACCURACY OR AD-
 EQUACY OF THIS PROSPECTUS. ANY
 REPRESENTATION TO THE CONTRARY
 IS A CRIMINAL OFFENSE.

 CONTENTS

                                                 Members Money Market Accounts
  Expense Information.................. 2                Offered Through
  Financial Highlights................. 3        CUNA Brokerage Services, Inc.
  Investment Objectives and Policies... 4          5910 Mineral Paint Road
  Purchase and Redemption of Shares.... 5             Madison, WI 53701
  Additional Information............... 5
                                                         Member NASD
ALC PGPRO6                                               Member SIPC

                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
  The Fund has no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets, net of expense reimbursement)

   Management Fees........................................................  .48%
   12b-1 Fees.............................................................  .25
   Other Expenses.........................................................  .27
                                                                           ----
   Total Fund Operating Expenses.......................................... 1.00%

EXAMPLE

                                             1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                             ------ ------- ------- --------
You would pay the following expenses on a
 $1,000 investment, assuming a 5% annual
 return (cumulatively through the end of
 each time period):                           $10     $32     $55     $122

  The purpose of the foregoing table is to assist the investor in understand-ing the various costs and expenses that an investor in the Fund will bear di-rectly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

 FINANCIAL HIGHLIGHTS . FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR (AUDITED)

  The following tables have been audited by McGladrey & Pullen LLP, the Fund's independent auditors, whose report thereon appears in the Statement of Addi-tional Information. This information should be read in conjunction with the financial statements and notes thereto included in the Statement of Additional Information.

                                                       YEAR ENDED JUNE 30,
                          ---------------------------------------------------------------------------------------
                           1996    1995     1994     1993     1992     1991     1990     1989     1988     1987
                          ------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net asset value, begin-
 ning of period.........  $ 1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                          ------  -------  -------  -------  -------  -------  -------  -------  -------  -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...   .0461    .0439    .0244    .0256    .0421    .0640    .0765    .0774   0.0612   0.0541
Net realized gain on in-
 vestments..............     -0-      -0-      -0-    .0001      -0-      -0-    .0001      -0-      -0-      -0-
                          ------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net increase in net
 assets from operations.   .0461    .0439    .0244    .0257    .0421    .0640    .0766    .0774   0.0612   0.0541
                          ------  -------  -------  -------  -------  -------  -------  -------  -------  -------
LESS: DISTRIBUTIONS
Dividends from net in-
 vestment income........  (.0461)  (.0439)  (.0244)  (.0256)  (.0421)  (.0640)  (.0765)  (.0774) (0.0612) (0.0541)
Distributions from net
 realized gains.........     -0-      -0-      -0-   (.0001)     -0-      -0-   (.0001)     -0-      -0-      -0-
                          ------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Total dividends and dis-
 tributions.............  (.0461)  (.0439)  (.0244)  (.0257)  (.0421)  (.0640)  (.0766)  (.0774) (0.0612) (0.0541)
                          ------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net asset value, end of
 period.................  $ 1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                          ======  =======  =======  =======  =======  =======  =======  =======  =======  =======
TOTAL RETURNS
Total investment return
 based on:
 Net asset value(a).....    4.72%    4.48%    2.48%    2.60%    4.30%    6.61%    7.96%    8.04%    6.31%    5.56%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
 (in millions)..........  $3,205   $2,514   $2,061   $1,783   $1,572   $1,070     $584     $522     $315     $260
Ratio to average net as-
 sets of:
Expenses, net of waivers
 and reimbursements.....    1.00%    1.00%    1.00%    1.00%     .95%     .89%     .88%     .88%     .80%     .95%
Expenses, before waivers
 and reimbursements.....    1.01%    1.05%    1.04%    1.02%     .97%     .93%     .98%     .98%     .90%    1.05%
Net investment
 income(b)..............    4.60%    4.42%    2.46%    2.55%    4.17%    6.28%    7.65%    7.86%    6.13%    5.41%

------------------------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Net of expenses reimbursed or waived by the Adviser.
-------------------------------------------------------------------------------

  From time to time the Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the investment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvested. Dividends for the seven days ended June 30, 1996, after expense reimbursement, amounted to an annualized yield of 4.38%, equivalent to an effective yield of 4.48%. Ab-sent such reimbursement, the annualized yield for such period would have been 4.29%, equivalent to an effective yield of 4.38%.

                      INVESTMENT OBJECTIVES AND POLICIES
 The Fund's investment objectives are--in the following order of priority-- safety of principal, excellent liquidity, and maximum current income to the extent consistent with the first two objectives. As a matter of fundamental policy, the Fund pursues its objectives by maintaining a portfolio of high quality money market securities of the types described in the succeeding para-graph, all of which at the time of investment have remaining maturities of one year or less, which maturities may extend to 397 days. The Fund may not change this policy or the "other fundamental investment policies" described in a sep-arate section below without shareholder approval. The Fund may, without such approval, create additional classes of shares in order to establish portfolios which may have different investment objectives. There can be no assurance, as is true with all investment companies, that the Fund's objectives will be achieved.

MONEY MARKET SECURITIES

 The securities in which the Fund invests are: (1) marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentali-ties (collectively, the "U.S. Government"), including issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress; and (2) repurchase agreements that are collateralized in full each day by the types of securities listed above. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust Com-pany, the Fund's Custodian, and would create a loss to the Fund if, in the event of a dealer default, the proceeds from the sale of the collateral were less than the repurchase price. The Fund may commit up to 15% of its net as-sets to the purchase of when-issued U.S. Government securities, whose value may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to the Fund.

 The Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (the "Act"), as amended from time to time, including the diversity, quality and maturity limitations imposed by the Rule. A more detailed description of Rule 2a-7 is set forth in the Fund's Statement of Additional Information under "Investment Objectives and Policies."

OTHER FUNDAMENTAL INVESTMENT POLICIES

 To maintain portfolio diversification and reduce investment risk, the Fund may not: (1) borrow money except from banks on a temporary basis or via enter-ing into reverse repurchase agreements in aggregate amounts not exceeding 10% of its assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy re-demption requests, if they should occur; such borrowings may not be used to purchase investments and it will not purchase any investment while any such borrowings exist; or (2) pledge, hypothecate or in any manner transfer, as se-curity for indebtedness, its assets except to secure such borrowings.

                       PURCHASE AND REDEMPTION OF SHARES

PURCHASE OF SHARES

 Participants in the self-directed retirement plans (IRA's, SEP's, Keogh's, Qualified Retirement Plans) for which Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC") is the custodian or subcustodian are eligible to invest in shares of the Fund. Unless participants elect otherwise, the cash portion of their retirement account will be invested in the Fund. There is a minimum account requirement of $100. Once the minimum account requirement is met, all free credit balances will be invested automatically on the business day fol-lowing the date they are received in the account. Proceeds of the sales of se-curities will be invested in the Fund on the day following the settlement date of the security sale. There will be no minimum, initial or subsequent purchase require-ment for investments as long as the $100 minimum requirement is met.

REDEMPTION OF SHARES

 DLJSC, as custodian or subcustodian of the self-directed retirement plans, has instituted an automatic redemption for participants enrolled in the Fund. DLJSC will redeem a sufficient number of shares on settlement date to pay for any securities purchased in the self-directed retirement plan. Shares may also be redeemed to meet any debits in the self-directed retirement account arising from, e.g., cash distributions or other charges. Shares will also be redeemed to satisfy any periodic or other distribution instructions from the owner of the self-directed retirement plan. A shareholder's investment will be fully redeemed whenever redemption of shares will reduce the remaining account bal-ance to less than $100.

                            ADDITIONAL INFORMATION

 SHARE PRICE. Shares are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is expected to be con-stant at $1.00 per share, although this price is not guaranteed. The net asset value of the Fund's shares is determined at 12:00 Noon and 4:00 p.m. (New York time) each business day. The net asset value per share is calculated by taking the sum of the value of the Fund's investments (amortized cost value is used for this purpose) and any cash or other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

 TIMING OF INVESTMENTS AND REDEMPTIONS. The Fund has two transaction times each business day, 12:00 Noon and 4:00 p.m. (New York time). New investments represented by Federal funds or bank wire monies received by State Street Bank at any time during a day prior to 4:00 p.m. are entitled to the full dividend to be paid to shareholders for that day. Shares do not earn dividends on the day a redemption is effected regardless of whether the redemption order is re-ceived before or after 12:00 Noon. However, if you wish to have Federal funds wired the same day as your telephone redemption request, make sure that your request will be received by the Fund prior to 12:00 Noon.

 During drastic economic or market develoments, shareholders might have diffi-culty in reaching Alliance Fund Services, Inc. by telephone in which event the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown in this prospectus. The Funds reserve the right to suspend or terminate their telephone service at any time without notice. Nei-ther the Funds nor the Adviser, or Alliance Fund Services, Inc. will be re-sponsible for the authenticity of telephone requests to purchase or sell shares. Alliance Fund Services, Inc. will employ reasonable procedures in or-der to verify that telephone requests are genuine and could be liable for losses arising from unauthorized transactions if it failed to do so. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

 Redemption proceeds are normally wired or mailed either the same or the next business day, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions.

 DAILY DIVIDENDS, OTHER DISTRIBUTIONS, TAXES. All net income of the Fund is determined each business day at 4:00 p.m. (New York time) and is paid immedi-ately thereafter pro rata to shareholders of record via automatic investment in additional full and fractional shares in each shareholder's account. As such additional shares are entitled to dividends on following days, a com-pounding growth of income occurs.

 Net income consists of all accrued interest income on Fund assets less the Fund's expenses applicable to that dividend period. Realized gains and losses are reflected in net asset value and are not included in net income.

 For Federal income tax purposes, distributions out of interest income earned by the Fund and net realized short-term capital gains are taxable to you as ordinary income, and distributions of net realized long-term capital gains, if any, are taxable as long-term capital gains irrespective of the length of time you may have held your shares. Distributions by the Fund may also be subject to certain state and local taxes. Each year shortly after December 31, the Fund will send you tax information stating the amount and type of all its dis-tributions for the year just ended.

 THE ADVISER. The Fund retains Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105 under an Advisory Agreement to provide in-vestment advice and, in general, to conduct the Fund's management and invest-ment program, subject to the general supervision and control of the Trustees of the Fund. For the fiscal year ended June 30, 1996, the Fund paid the Ad-viser at an annual rate of .48 of 1% of the average daily value of the Fund's net assets.

 Under a Distribution Services Agreement (the "Agreement"), the Fund pays the Adviser at a maximum annual rate of .25 of 1% of the Fund's aggregate average daily net assets. For the fiscal year ended June 30, 1996, the Fund paid the Adviser at an annual rate of .24 of 1% of the average daily value of the Fund's net assets. Substantially all such monies (together with significant amounts from the Adviser's own resources) are paid by the Adviser to broker-dealers and other financial intermediaries for their distribution assistance and to banks and other depository institutions for administrative and account-ing services provided to the Fund, with any remaining amounts being used to partially defray other expenses incurred by the Adviser in distributing Fund shares. The Fund believes that the administrative services provided by deposi-tory institutions are permissible activities under present banking laws and regulations and will take appropriate actions (which should not adversely affect the Fund or its shareholders) in the future to maintain such legal conformity should any changes in, or interpretations of, such laws or regulations occur.

 The Adviser will reimburse the Fund to the extent that the Fund's aggregate operating expenses (including the Adviser's fee and expenses of the Agreement) exceed 1% of its average daily net assets for any fiscal year.

 CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR. State Street Bank and Trust Compa-ny, P.O. Box 1912, Boston, MA 02105, is the Fund's Custodian. Alliance Fund Services, Inc. P.O. Box 1520, Secaucus, NJ 07096-1520 and Alliance Fund Dis-tributors, Inc., 1345 Avenue of the Americas, New York, NY 10105, are the Fund's Transfer Agent and Distributor, respectively. The transfer agent charges a fee for its services.

 FUND ORGANIZATION. The Fund is a series of Alliance Government Reserves (the "Trust"). The Fund is one of two series of the Trust; shares of the other se-ries, Alliance Treasury Reserves, are offered by a separate prospectus. The Trust is a diversified, open-end investment company registered under the Act. The Trust was reorganized as a Massachusetts business trust in October 1984, having previously been a Maryland corporation since its formation in December 1978. The Trust's activities are supervised by its Trustees. Normally, each share of each series is entitled to one vote, and vote as a single series on matters that affect both series in substantially the same manner. Massachu-setts law does not require annual meetings of shareholders and it is antici-pated that shareholder meetings will be held only when required by Federal law. Shareholders have available certain procedures for the removal of Trust-ees.

 REPORTS. You receive semi-annual and annual reports of the Fund as well as a periodic summary of your account from DLJSC.